1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

November 30, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:	Angel Oak Strategic Credit Fund Pre-Effective Amendment No. 2 to Registration Statement on Form N-2 (File Nos. 333-220480 and 811-23289)

Ladies and Gentlemen:

Enclosed for filing on behalf of Angel Oak Strategic Credit Fund (the “Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 2 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940. This filing is being made for the purpose of incorporating comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) in connection with Pre-Effective Amendment No. 1 to the Fund’s registration statement on Form N-2. We note that the Fund has separately filed via EDGAR a correspondence response to the comments of the staff of the SEC on the registration statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3304.
Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen